UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

DWS Money Funds

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2006 (Unaudited)

DWS Government & Agency Money Fund

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 19.2%
US Government Sponsored Agencies
Federal Home Loan Bank:
Step-up coupon, 4.7% to 12/16/2006, 4.95% to 3/16/2007	7,000,000	6,989,349
5.5%, 10/2/2007	3,750,000	3,750,000
Federal Home Loan Mortgage Corp.:
2.875%, 12/15/2006	4,000,000	3,987,580
4.75%, 2/6/2007	4,000,000	4,000,000
4.92%, 2/28/2007	6,000,000	6,000,000
5.235% *, 7/6/2007	20,000,000	19,994,699
5.25%, 5/4/2007	4,000,000	4,000,000
5.325%, 5/3/2007	5,000,000	5,000,000
5.35%, 5/25/2007	13,000,000	13,000,000
Federal National Mortgage Association, 5.204% *, 12/28/2007	20,000,000	19,987,982

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $86,709,610)		86,709,610
Agencies Backed by the Full Faith and Credit of the US Government 4.4%
Government Guaranteed Securities
Hainan Airlines:
Series 2001-1, 5.39% *, 12/15/2007	8,999,611	8,999,611
Series 2001-2, 5.39% *, 12/15/2007	5,538,222	5,538,222
Series 2001-3, 5.39% *, 12/15/2007	5,538,222	5,538,222

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $20,076,055)		20,076,055
Repurchase Agreements 76.9%
Bear Stearns & Co., Inc., 5.33%, dated 10/31/2006, to be repurchased at $100,014,806 on 11/1/2006 (a)	100,000,000	100,000,000
BNP Paribas, 5.28%, dated 9/20/2006, to be repurchased at $40,486,933 on 12/12/2006 (b)	40,000,000	40,000,000
BNP Paribas, 5.31%, dated 10/31/2006, to be repurchased at $67,009,883 on 11/1/2006 (c)	67,000,000	67,000,000
Credit Suisse First Boston LLC, 5.28%, dated 9/7/2006, to be repurchased at $50,447,333 on 11/7/2006 (d)	50,000,000	50,000,000
Credit Suisse First Boston LLC, 5.28%, dated 10/3/2006, to be repurchased at $30,413,600 on 1/5/2007 (e)	30,000,000	30,000,000
Merrill Lynch & Co., Inc., 5.28%, dated 9/20/2006, to be repurchased at $40,486,933 on 12/12/2006 (f)	40,000,000	40,000,000
State Street Bank and Trust Co., 4.85%, dated 10/31/2006, to be repurchased at $902,122 on 11/1/2006 (g)	902,000	902,000
The Goldman Sachs Co., Inc., 5.28%, dated 10/3/2006, to be repurchased at $20,272,800 on 1/4/2007 (h)	20,000,000	20,000,000

Total Repurchase Agreements (Cost $347,902,000)		347,902,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 454,687,665)	100.5	454,687,665
Other Assets and Liabilities, Net	(0.5)	(2,150,750)

Net Assets	100.0	452,536,915

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2006.

(a)		Collateralized by:

	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	75,771,352	Federal Home Loan Mortgage Corp.	4.0-5.5	9/15/2017-10/15/2031	74,413,911
	27,878,000	Federal National Mortgage Association	5.5	5/25/2034	27,590,857
	Total Collateral Value				102,004,768
(b)	Collateralized by:
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	1,166,130	Federal National Mortgage Association - Principal Only	Zero Coupon	2/25/2031-7/25/2033	811,460
	7,420,282	Federal Home Loan Mortgage Corp. - Interest Only	2.33-2.58	2/15/2029-6/15/2031	604,334
	10,529,113	Federal Home Loan Mortgage Corp. - Principal Only	Zero Coupon	2/15/2032-9/15/2034	7,428,568
	82,500,000	Federal National Mortgage Association	2.18	4/25/2032	7,360,715
	121,017,561	Federal National Mortgage Association - Interest Only	1.68-2.78	9/25/2033-5/25/2034	9,721,046
	139,701,778	Federal Home Loan Mortgage Corp.	Zero Coupon-2.43	10/15/2031-11/15/2035	14,875,519
	Total Collateral Value				40,801,642
(c)	Collateralized by:
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	64,170,000	Federal Home Loan Bank System	3.625-4.5	1/15/2008-6/29/2010	63,746,149
	4,496,000	Federal National Mortgage Association	5.375	8/15/2009	4,594,810
	Total Collateral Value				68,340,959
(d)	Collateralized by $51,773,468 Federal National Mortgage Association, with various coupon rates from 3.715-5.669%, with various maturity dates of 8/1/2033-10/1/2036 with a value of $51,002,360.
(e)	Collateralized by:
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	6,104,602	Federal Home Loan Mortgage Corp.	6.129	1/1/2031	6,168,689
	24,411,607	Federal National Mortgage Association	4.271-5.813	4/1/2033-10/1/2036	24,431,633
	Total Collateral Value				30,600,322
(f)	Collateralized by $41,261,587 Federal National Mortgage Association, with various coupon rates from 4.943-6.0%, with various maturity dates of 8/1/2020-11/1/2035 with a value of $40,800,001.
(g)	Collateralized by $945,000 US Treasury Bill, 4.9690%, maturing on 4/19/2007 with a value of $922,793.
(h)	Collateralized by:
Principal					Collateral
Amount ($)	Security		Rate (%)	Maturity Date	Value ($)
10,961,585	Federal Home Loan Mortgage Corp.		Zero Coupon-8.5	9/15/2030-2/15/2035	10,123,286
12,705,240	Federal Home Loan Mortgage Corp. – STRIPS		1.83	8/15/2036	952,866
179,611,840	Federal Home Loan Mortgage Corp. - Interest Only		0.78-2.68	12/15/2016-2/15/2035	9,323,848
Total Collateral Value					20,400,000

STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Money Fund, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Government & Agency Money Fund, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 18, 2006